Other Assets (Schedule Of Components Of Other Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Other Assets [Abstract]
Deposits on commercial aerospace equipment	$ 831.3		$ 615.3
Deferred debt costs and other deferred charges	158.5		169.8
Tax receivables, other than income taxes	132.2		81.7
Executive retirement plan and deferred compensation	101.3		109.7
Accrued interest and dividends	33.0		27.5
Furniture and fixtures	85.3		75.4
Prepaid expenses	64.3		73.8
Other counterparty receivables	45.9		115.7
Other	184.6	[1]	220.0	[1]
Total other assets	$ 1,636.4		$ 1,488.9

[1]	Other includes investments in and receivables from non-consolidated entities, deferred federal and state tax assets, servicing assets, and other miscellaneous assets.